FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Cash and cash equivalents, Carrying Value	$ 1,892,760	$ 664,718	$ 1,340,203	$ 2,656,354
Cash and cash equivalents, Fair Value	1,892,760
Marketable securities, Carrying Value	1,354,213
Marketable securities, Fair Value	1,354,213
Security deposits payable, Carrying Value	746,603
Security deposits payable, Fair Value	746,603
Mortgages, note and term loan payable, Carrying Value	6,421,335
Mortgages, note and term loan payable, Fair Value	$ 7,592,416